Information About Geographical Areas and Products (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Revenue and Non-current Assets by Geography

Details of information of geographical areas and products for the years ended December 31, 2025, and 2024 are as follows:

(a)
Revenue by geography (Customer based)

(In millions of won)
Geography	2023		2024	2025
Domestic	~~W~~	633,529	1,007,200	990,498
Foreign
China		14,704,357	18,150,480	16,591,815
Asia (excluding China)		2,397,980	3,228,369	4,540,843
North America		2,079,628	2,282,754	1,969,811
Europe		1,515,325	1,946,544	1,717,115
Subtotal	~~W~~	20,697,290	25,608,147	24,819,584
Total	~~W~~	21,330,819	26,615,347	25,810,082

“Company A” and “Company B” accounted for more than 10% of the Group’s revenue for the year ended December 31, 2025, with amounts of ~~W~~14,835,862 million and ~~W~~3,412,768 million, respectively (2024: ~~W~~14,281,844 million and ~~W~~3,767,278 million, 2023: ~~W~~11,119,769 million and ~~W~~3,371,229 million, respectively). The aggregated revenues from the Group’s top ten customers accounted for 92% of revenue for the year ended December 31, 2025 (2024: 89%, 2023: 87%).

(b)
Non-current assets by geography

(In millions of won)	December 31, 2024				December 31, 2025
Geography	Property, plant and equipment		Intangible assets	Investment Property	Property, plant and equipment	Intangible assets	Investment Property
Domestic	~~W~~	11,913,201	1,485,876	27,911	10,299,102	1,427,773	18,031
Foreign
China		2,099,653	16,792	—	1,457,884	6,816	—
Vietnam		3,181,152	41,574	—	2,699,577	30,249	—
Others		8,867	14,165	—	14,213	13,197	—
Subtotal	~~W~~	5,289,672	72,531	—	4,171,674	50,262	—
Total	~~W~~	17,202,873	1,558,407	27,911	14,470,776	1,478,035	18,031

Revenue by Type of Product and Services
(c)
Revenue by products and services

(In millions of won)	2023		2024	2025
TV	~~W~~	4,331,474	5,972,637	4,791,384
IT		7,853,034	9,419,615	9,509,439
Mobile and others(*)		7,146,998	8,942,349	9,372,982
AUTO		1,999,313	2,280,746	2,136,277
Total(*)	~~W~~	21,330,819	26,615,347	25,810,082

(*) This includes other revenue.